UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota      Date: November 9, 1999
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      90
Form 13F Information Table Value Total:      $768,484,461

List of Other Included Managers:             None



FORM 13F
As/of September 30, 1999

Name of Reporting Manager:  Voyageur Asset Management LLC

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  Item 1:              Item 2:       Item 3:   Item 4:    Item 5:            Item 6:           Item 7:     Item 8: Voting Authority
                                                                         Invesment Discretion                      (Shares)
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Name of Issuer      Title of Class   Cusip   Fair Market  Shares of   (a)    (b)         (c)     Managers   (a)       (b)       (c)
                                     Number     Value     Principal   Sole  Share as    Shared     see       Sole    Shared     None
                                                            Amt             defined     Other    Instr. V
                                                                            in Instr.V
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommuni     -Common Stock   000886101      938,363    22,375   X                                       16,675   -      5,700
cations

Abbott Labs         -Common Stock   002824100   21,578,671   588,167   X                                      533,827   -     54,340

AES Corporation     -Common Stock   00130H105    5,982,600   101,400   X                                      101,400   -          0

Aflac Inc           -Common Stock   001055102      481,563    11,500   X                                        8,500   -      3,000

Albertsons Inc      -Common Stock   013104104   15,515,659   392,176   X                                      350,126   -     42,050

Allied Signal Inc   -Common Stock   019512102      920,048    15,350   X                                       10,600   -      4,750

American Express    -Common Stock   025816109      364,500     2,700   X                                        1,800   -        900

American Interna-   -Common Stock   026874107    6,970,689    80,180   X                                       76,995   -      3,185
tional Group Inc

Anheuser Busch      -Common Stock   035229103      484,135     6,910   X                                        5,010   -      1,900

Associates First    -Common Stock   046008108    6,001,200   166,700   X                                      163,900   -      2,800
Capital

AT&T Corp.          -Common Stock   001957109    4,328,381    99,503   X                                       98,105   -      1,398

Automatic Data      -Common Stock    53015103   21,964,247   492,196   X                                      451,466   -     40,730
Processing

Baker Hughes Inc    -Common Stock   057224107    1,503,650    51,850   X                                       51,100   -        750

Bankamerica Corp    -Common Stock   066050105    3,594,215    64,542   X                                       63,687   -        855

Bell Atlantic Corp  -Common Stock   077853109      363,490     5,400   X                                        3,400   -      2,000

Bellsouth Corp      -Common Stock   079860102    8,500,500   188,900   X                                      187,350   -      1,550

Bemis               -Common Stock   081437105   16,938,042   500,016   X                                      455,126   -     44,890

Bristol Meyers      -Common Stock   110122108    7,226,550   107,060   X                                      102,060   -      5,000

Carnival            -Common Stock   143658102    6,257,475   143,850   X                                      143,850   -          0
   Corporation

Cintas Corp         -Common Stock   172908105    5,403,625    93,450   X                                       93,450   -          0

Cisco Systems Inc.  -Common Stock   17275R102   10,687,258   155,875   X                                      150,200   -      5,675

Clear Channel       -Common Stock   184502102      860,653    10,775   X                                        8,000   -      2,775
  Communications

Computer Associates -Common Stock   204912109      213,938     3,500   X                                        3,500   -          0

Computer Sciences   -Common Stock   205363104    7,545,640   107,315   X                                      104,890   -      2,425
Corp

ConAgra Inc         -Common Stock   205887102   16,226,723   719,174   X                                      659,184   -     59,990

Conoco Inc - Cl A   -Common Stock   208251306      430,125    15,500   X                                        9,700   -      5,800

CVS Corporation     -Common Stock   126650100      424,455    10,400   X                                        6,700   -      3,700

Dayton Hudson       -Common Stock   239753106      474,498     7,900   X                                        5,000   -      2,900

Duke Energy         -Common Stock   264399106    3,650,102    66,215   X                                       64,615   -      1,600
Corporation

Ecolab Inc          -Common Stock   278865100    4,047,225   118,600   X                                      118,600   -          0

EMC Corp./ Mass     -Common Stock   268648102    8,285,567   116,085   X                                      113,860   -      2,225

Emerson Electric    -Common Stock   291011104   24,601,616   389,340   X                                      359,175   -     30,165

Equifax Inc         -Common Stock   294429105      348,750    12,400   X                                        7,900   -      4,500

Exxon Corp          -Common Stock   302290101    8,677,680   114,180   X                                      104,530   -      9,650

Fannie Mae          -Common Stock   313586109    5,834,686    93,075   X                                       89,725   -      3,350

Freddie Mac         -Common Stock   313400301      247,520     4,760   X                                        4,200   -        560

Gannett Company     -Common Stock   364730101   20,523,721   296,637   X                                      268,247   -     28,390

General Electric Co -Common Stock   369604103   10,690,826    90,170   X                                       85,020   -      5,150


Genuine Parts       -Common Stock   372460105   15,462,163   582,094   X                                      531,864   -     50,230

Grainger WW Inc     -Common Stock   384802104   23,943,208   498,163   X                                      461,388   -     36,775

Heller Financial Inc-Common Stk P0  423328103    3,128,063   139,025   X                                      136,150   -      2,875

Hewlett Packard     -Common Stock   428236103   21,849,605   240,767   X                                      218,727   -     22,040

Home Depot Inc      -Common Stock   437076102    5,373,200    78,298   X                                       77,248   -      1,050

Honeywell Inc       -Common Stock   438506107      378,464     3,400   X                                        3,400   -          0

Illinois Tool       -Common Stock   452308109   23,700,222   317,855   X                                      294,835   -     23,020
Works

Infinity Broad      -Common Stock   45662S102    6,130,814   209,150   X                                      200,450   -      8,700
casting CP New

Ingersoll-Rand Co   -Common Stock   456866102      335,122     6,100   X                                        3,900   -      2,200

Intel Corp          -Common Stock   458140100   29,959,658   403,155   X                                      369,475   -     33,680

Interpublic Group Co-Common Stock   460690100      448,263    10,900   X                                        6,900   -      4,000

Keycorp - New       -Common Stock   493267108   15,200,863   588,884   X                                      537,174   -     51,710

Jefferson Pilot     -Common Stock   493267108   17,454,168   276,226   X                                      254,406   -     21,820

Johnson Control Inc -Common Stock   478366107      200,265     3,020   X                                        3,020   -          0

Johnson &           -Common Stock   478160104    8,172,281    88,950   X                                       86,000   -      2,950
Johnson Co

Lowe's Company      -Common Stock   548661107    5,133,863   105,310   X                                      101,410   -      3,900

McDonalds Corp      -Common Stock   580135101      544,085    12,580   X                                        1,580   -     11,000

MCI Worldcom Inc    -Common Stock   55268B106      273,125     3,800   X                                        2,400   -      1,400

Medtronic Inc       -Common Stock   585055106    4,689,337   131,860   X                                      125,150   -      6,710

Merck & Co          -Common Stock   589331107   24,755,131   381,947   X                                      352,467   -     29,480

Merrill Lynch & Co  -Common Stock   590188108    5,455,691    80,975   X                                       79,525   -      1,450

Microsoft Corp.     -Common Stock   594918104    3,980,244    43,950   X                                       42,150   -      1,800

Morgan Stanley      -Common Stock   617446448    6,013,501    67,425   X                                       65,125   -      2,300
Dean Witter Discover

Newell Rubber       -Common Stock   651229106   13,534,578   473,850   X                                      436,020   -     37,830

New York Times      -Common Stock   650111107    3,352,500    89,400   X                                       88,250   -      1,150
Class A

Omnicom Group, Inc  -Common Stock   681919106    7,928,699   100,125   X                                       98,925   -      1,200

Oracle Systems      -Common Stock   68489X105    5,818,085   127,870   X                                      122,070   -      5,800
  Corporation

Paychex Inc         -Common Stock   704326107    6,193,688   181,500   X                                      181,500    -         0

Pepsi Bottling      -Common Stock   713409100    1,699,475    99,600   X                                       97,600    -     2,000
Group

Pepsico Inc         -Common Stock   713448108      468,175    15,350   X                                       10,000    -     5,350

Philip Morris       -Common Stock   718154107   18,354,409   536,867   X                                      496,797    -    40,070

Pitney Bowes        -Common Stock   724479100      262,033     4,300   X                                        3,500            800

Procter & Gamble    -Common Stock   742718109    6,105,469    65,125   X                                       63,775    -     1,350

Providian           -Common Stock   74406A102    7,375,966    93,145   X                                       90,600    -     2,545
Financial Corp

Royal Dutch         -Common Stk P2  780257804   21,338,753   361,288   X                                      330,578    -    30,710
Petroleum

Schering Plough     -Common Stock   806605101   22,190,074   508,655   X                                      469,635    -    39,020
Corp

Shell Trans &       -Common Stock   822703609   20,513,038   450,836   X                                      408,076    -    42,760
New York Trading
PLC Sh

Sherwin Williams    -Common Stock   824348106   14,892,906   711,286   X                                      641,896    -    69,390

Sigma-Aldrich       -Common Stock   826552101   19,883,374   626,248   X                                      578,688    -    47,560

Southtrust          -Common Stock   844730101   19,036,961   530,647   X                                      480,762    -    49,885
Corporation

Sun Microsystems    -Common Stock   866810104    5,319,600    57,200   X                                       57,200    -         0

Sybron Intl Corp    -Common Stock   87114F106      255,313     9,500   X                                        9,500    -         0

Sysco Corporation   -Common Stock   871829107   32,864,375   937,295   X                                      866,905    -    70,390

Tellabs Inc         -Common Stk P0  879664100    5,758,140   101,130   X                                       99,680    -     1,450

Texas Instruments   -Common Stock   882508104      254,975     3,100   X                                        2,400    -       700
  Inc

U S Bancorp         -Common Stock   902973106    1,737,018    57,540   X                                            0    -    57,540

UnitedGlobalCom Inc -Common Stk P0  913247508    3,531,113    49,300   X                                       47,700    -     1,600

US Foodservice Inc  -Common Stk PO  90331R101    1,306,800    72,600   X                                       70,700    -     1,900

UST Inc             -Common Stock   902911106   18,773,253   621,878   X                                      575,508    -    46,370

USX Marathon        -Common Stock   902905827      330,525    11,300   X                                        7,300    -     4,000
Group Inc

Vitesse Semi-       -Common Stock   928497106      806,794     9,450   X                                        7,600    -     1,850
Conductor Corp

Walmart Stores      -Common Stock   931142103   26,929,457   566,185   X                                      519,275    -    46,910
